Share-based payments - Long term incentive plan (Details) $ in Thousands		12 Months Ended
	May 17, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares on non-diluted basis	13.00%
Change in terms of DSUs		$ 203
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in terms of DSUs	$ 203	$ 203
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares on non-diluted basis	4.90%
Number of trading days preceding the date the share option granted		5 days
Share-based compensation expense		$ 2,206		$ 1,724
LTIP | DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, Shares authorized | shares		25,000
LTIP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, Shares authorized | shares		235,500
Vesting period		3 years
LTIP | RSUs | DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum period of share options vested		3 years
LTIP | Bottom of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, Market price | $ / shares			$ 12.38